Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Homestead Funds Trust
Entity Central Index Key	0001768447
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000211759
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund
Trading Symbol	HOIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Bond Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Bond Fund	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80% [1]
AssetsNet	$ 150,210,112
Holdings Count | Holding	294
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table reflects important key statistics as of June 30, 2026.

  Fund Net Assets$150,210,112
  Total Number of Portfolio Holdings294
  Portfolio Turnover157%
  Weighted Average Maturity (Years)8.52

Holdings [Text Block]

SECURITY DIVERSIFICATION

Table Summary
Corporate Bonds	35.1%
U.S. Government and Agency Obligations	28.0%
Mortgage-Backed Securities	27.8%
Asset-Backed Securities	6.9%
Municipal Bonds	0.8%
Money Market FundFootnote Reference*	1.1%
Other Assets less Liabilities	0.3%
Total	100.0%
Footnote	Description
Footnote*	Represents investment in an unaffiliated U.S. government money market fund.

[1]	Annualized.